BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—94.9%
Consumer Discretionary—6.6%
BJ's Restaurants, Inc.*	10,852	$348,132
Century Communities, Inc.(a)	1,794	86,399
Cheesecake Factory Inc., (The)(a)	8,688	304,428
Designer Brands, Inc., Class A	17,521	268,071
Goodyear Tire & Rubber Co. (The)*	14,625	164,092
Latham Group, Inc.*	44,224	152,573
Monro Muffler Brake, Inc.(a)	2,650	120,496
Poshmark, Inc., Class A*	13,445	239,724
Stride, Inc.*	4,929	174,536
Target Hospitality Corp.*	8,098	117,097
Universal Electronics, Inc.*	6,871	150,269
		2,125,817
Consumer Staples—4.5%
Dole PLC(a)	15,146	156,004
Nomad Foods Ltd.*	15,140	264,799
Sovos Brands, Inc.*(a)	28,146	405,021
TreeHouse Foods, Inc.*(a)	12,899	637,597
		1,463,421
Energy—7.5%
DHT Holdings, Inc.	44,560	451,393
Earthstone Energy, Inc., Class A*(a)	14,122	223,692
Green Plains, Inc.*(a)	9,002	311,109
Liberty Energy, Inc.	6,857	113,346
NexTier Oilfield Solutions, Inc.*	31,050	316,400
Scorpio Tankers, Inc.	6,707	342,191
SM Energy Co.	14,830	639,321
		2,397,452
Financials—20.5%
AGNC Investment Corp.	16,849	168,322
Ameris Bancorp	7,167	378,991
Axis Capital Holdings Ltd.	8,653	498,067
BankUnited, Inc.	8,293	304,519
Blucora, Inc.*(a)	12,396	310,520
Essent Group Ltd.	12,659	507,499
First BanCorp	15,289	235,145
First Commonwealth Financial Corp.(a)	10,798	158,947
First Foundation, Inc.	11,293	158,215
First Interstate BancSystem, Inc., Class A	8,271	360,781
Hanover Insurance Group, Inc., (The)(a)	1,326	195,320
HomeStreet, Inc.	5,648	154,190
Kemper Corp.	4,936	280,957
Ladder Capital Corp.	14,194	157,553
National Bank Holdings Corp., Class A	10,193	474,076
Popular, Inc.	6,098	445,276
PRA Group, Inc.*(a)	4,696	161,448
Premier Financial Corp.	14,125	412,167
Sculptor Capital Management, Inc.	16,476	165,584
Triumph Bancorp, Inc.*	2,911	173,961
Washington Trust Bancorp, Inc.	5,697	283,483
Webster Financial Corp.	11,043	600,077
		6,585,098
Health Care—2.9%
CareDx, Inc.*	5,252	68,013
Innoviva, Inc.*	17,802	233,740
Pacira BioSciences, Inc.*	8,254	398,256
Patterson Cos., Inc.(a)	2,752	78,267
Tenet Healthcare Corp.*(a)	3,709	171,282
		949,558
Industrials—21.1%
ABM Industries, Inc.(a)	6,798	320,730
Air Transport Services Group, Inc.*	2,904	81,428
Allison Transmission Holdings, Inc.	3,604	161,459
Altra Industrial Motion Corp.	13,425	786,973
Argan, Inc.	8,686	329,634
Astec Industries, Inc.	3,510	155,282
BrightView Holdings, Inc.*	23,086	159,063
Frontier Group Holdings, Inc.*(a)	7,001	91,293
Hillman Solutions Corp.*	21,012	167,256
ICF International, Inc.(a)	4,078	441,933
KBR, Inc.	12,274	634,198
Kirby Corp.*	7,668	535,150
Knight-Swift Transportation Holdings, Inc., Class A(a)	6,925	383,853
Matthews International Corp., Class A(a)	5,675	179,670
Maxar Technologies, Inc.	26,657	645,099
Star Bulk Carriers Corp.(a)	8,994	173,134
Stericycle, Inc., Class A*	4,287	223,481
Sun Country Airlines Holdings, Inc.*	12,415	250,783
Tutor Perini Corp.*	38,853	277,799
Univar Solutions, Inc.*(a)	18,440	610,917
XPO Logistics, Inc.*(a)	4,617	178,309
		6,787,444
Information Technology—8.4%
Axcelis Technologies, Inc.*(a)	3,200	255,552
Celestica, Inc.*	15,272	170,436
JFrog Ltd.*(a)	10,944	240,549
LiveRamp Holdings, Inc.*	3,705	81,362
Mirion Technologies, Inc.*(a)	36,044	229,961
Momentive Global, Inc.*	78,173	619,912
NetScout Systems, Inc.*	10,836	403,966
Rambus, Inc.*(a)	12,730	488,577
SMART Global Holdings, Inc.*	11,943	201,956
		2,692,271
Materials—11.6%
ATI, Inc.*	7,682	234,378
Axalta Coating Systems Ltd.*	10,292	276,237
Capstone Copper Corp.*	60,918	212,850
Commercial Metals Co.(a)	4,575	225,181
Constellium SE*	15,943	198,490
Ecovyst, Inc.*	21,187	196,827
Livent Corp.*(a)	6,892	192,907
Mativ Holdings, Inc.	7,209	149,731
Mosaic Co., (The)(a)	2,550	130,815
O-I Glass, Inc.*	11,238	184,416
Piedmont Lithium, Inc.*	3,316	191,201
Stelco Holdings, Inc.	5,073	169,446
Summit Materials, Inc., Class A*	5,571	168,746
Tronox Holdings PLC, Class A	35,900	507,267
Valvoline, Inc.	16,387	540,443
Warrior Met Coal, Inc.	3,837	141,278
		3,720,213
Real Estate—6.3%
Apple Hospitality REIT, Inc.	16,910	288,485
Brixmor Property Group, Inc.	26,229	607,988
Equity Commonwealth	14,495	392,669
Getty Realty Corp.(a)	10,638	351,267
UMH Properties, Inc.(a)	21,340	375,797
		2,016,206
Utilities—5.5%
ALLETE, Inc.	5,015	331,993
Avista Corp.(a)	6,287	259,527
Black Hills Corp.	3,105	222,411
NorthWestern Corp.	3,678	214,832
Portland General Electric Co.	3,531	173,831
Southwest Gas Holdings, Inc.	4,749	325,117
Spire, Inc.(a)	3,082	228,376
		1,756,087
TOTAL COMMON STOCKS
(Cost $25,553,140)		30,493,567

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—22.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b)	7,280,417	7,280,417
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $7,280,417)		7,280,417
SHORT-TERM INVESTMENTS—5.6%
U.S. Bank Money Market Deposit Account, 3.50%(b)	1,799,469	1,799,469
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,799,469)		1,799,469
TOTAL INVESTMENTS—123.1%
(Cost $34,633,026)		39,573,453
LIABILITIES IN EXCESS OF OTHER ASSETS—(23.1)%		(7,426,093)
NET ASSETS—100.0%		$32,147,360

PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2022, the market value of securities on loan was $7,233,949.
(b)	The rate shown is as of November 30, 2022.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$2,125,817	$2,125,817	$-	$-	$-
Consumer Staples	1,463,421	1,463,421	-	-	-
Energy	2,397,452	2,397,452	-	-	-
Financials	6,585,098	6,585,098	-	-	-
Health Care	949,558	949,558	-	-	-
Industrials	6,787,444	6,787,444	-	-	-
Information Technology	2,692,271	2,692,271	-	-	-
Materials	3,720,213	3,720,213	-	-	-
Real Estate	2,016,206	2,016,206	-	-	-
Utilities	1,756,087	1,756,087	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	7,280,417	-	-	-	7,280,417
Short-Term Investments	1,799,469	1,799,469	-	-	-
Total Assets	$39,573,453	$32,293,036	$-	$-	$7,280,417

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.